Profit before tax (Tables)	12 Months Ended
Jun. 30, 2019
Profit before tax
Schedule of net finance income	(i) Net finance income

	2017	2018	2019
	RMB	RMB	RMB
Interest income	6,709	11,715	24,470
Others	183	(324)	465
Net finance income	6,892	11,391	24,935

Disclosure of expenses by nature

(ii)   Expenses by nature

	2017	2018	2019
	RMB	RMB	RMB
Employee benefit expenses (Note 7)	325,670	441,136	597,623
Students related cost	116,273	147,571	199,478
Transportation	31,823	36,110	49,137
Marketing and promotion	21,240	24,019	24,490
Depreciation (Note 11)	110,485	113,128	132,026
Utilities	23,286	26,100	26,162
Amortization of intangible assets (Note 12)	662	446	1,494
Operating lease charges	30,030	33,290	35,639
Others	39,300	70,787	58,518
Total cost of revenue, selling expenses and administrative expenses	698,769	892,587	1,124,567